Investment (Tables)	12 Months Ended
Jun. 30, 2022
Investment
Summary of changes of investment in Aqualung

	2022	2021
	$	$
Balance, June 30, 2021	—	—
Initial investment	3,113,991	—
Effect of movement in foreign exchange rates	107,500	—
Balance, June 30, 2022	3,221,491	—